DEBT (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($) item $ / shares shares	Aug. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 11, 2015 USD ($)	May. 08, 2014 USD ($)
Key assumptions for determining the fair value
Change in fair value of embedded conversion derivative						$ (2,270,000)	$ 204,000
Recorded value of the convertible note
Amortization of convertible notes discount						1,646,000	257,000
Debt at the end of the period		$ 26,762,000		$ 26,762,000		24,733,000	27,912,000
Components of interest expense
Contractual coupon interest		1,243,000	$ 868,000	3,280,000	$ 2,580,000
Amortization of discount and deferred financing		457,000	411,000	1,357,000	1,216,000		367,000
Total interest expense		1,700,000	$ 1,279,000	4,637,000	$ 3,796,000	5,141,000	1,032,000
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2015		59,123,000		59,123,000		59,003,000
2019		33,991,000		33,991,000		33,320,000
Total		93,114,000		93,114,000		$ 92,323,000
Promissory Tax Notes
Debt
Aggregate principal amount	$ 1,235,000
Recorded value of the convertible note
Convertible notes - Face value	$ 1,235,000
Convertible Notes
Debt
Aggregate principal amount		$ 32,445,000		32,445,000				$ 33,991,000
Conversion price (in dollars per share) | $ / shares	$ 1.78
Number of shares issuable upon conversion of the debt | shares	18,200,000
Trading days immediately preceding the notice of conversion used for calculation of average of the closing prices for the common stock | item	20
Fair value of derivative	$ 5,496,000						5,700,000		$ 3,430,000
Life of convertible notes	5 years 6 months
Key assumptions for determining the fair value
Remaining time to maturity		4 years 10 months
Volatility (as a percent)		60.00%
Risk-free interest rate (as a percent)		1.63%
Fair value of derivative	$ 5,496,000						5,700,000		3,430,000
Aggregate original issue discount	10,490,000
Recorded value of the convertible note
Convertible notes - Face value		$ 32,445,000		32,445,000				$ 33,991,000
Less: Original issue discount		(4,994,000)		(4,994,000)
Convertible notes recorded value on issue date		21,955,000		21,955,000
Amortization of convertible notes discount				3,261,000
Add: PIK notes issued				1,546,000
Convertible notes value		26,762,000		26,762,000
Plus: Embedded derivative liability - fair market value	5,496,000						$ 5,700,000		$ 3,430,000
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2019		33,991,000		33,991,000
Total		33,991,000		33,991,000
Convertible Notes | Embedded Conversion Derivative
Key assumptions for determining the fair value
Change in fair value of embedded conversion derivative		(2,268,000)
Aggregate original issue discount	$ 5,496,000
Recorded value of the convertible note
Less: Original issue discount		(5,496,000)		(5,496,000)
Management notes
Debt
Aggregate principal amount		22,885,000		22,885,000
Redemption price as a percentage of principal amount	103.00%
Effective interest rate (as a percent)	4.31%
Recorded value of the convertible note
Convertible notes - Face value		22,885,000		22,885,000
Management notes | From September 30, 2013
Debt
Annual rate on outstanding principal amount (as a percent)	10.00%					10.00%
Interest rate payable in cash (as a percent)	7.68%					7.68%
PIK Interest (as a percent)	2.32%					2.32%
Additional interest (as a percent)						2.00%
Management notes | From December 1, 2014
Debt
Interest rate payable in cash (as a percent)	10.00%
Management notes | From October 1, 2016
Debt
Interest rate payable in cash (as a percent)	10.928%
Fireman Note
Debt
Aggregate principal amount	$ 9,560,000
Redemption price as a percentage of principal amount	100.00%
Effective interest rate (as a percent)	8.32%
Recorded value of the convertible note
Convertible notes - Face value	$ 9,560,000
Fireman Note | From September 30, 2013
Debt
Annual rate on outstanding principal amount (as a percent)	6.50%					6.50%
Interest rate payable in cash (as a percent)	3.00%					3.00%
PIK Interest (as a percent)	3.50%					3.50%
Additional interest (as a percent)						2.50%
Fireman Note | From December 1, 2014
Debt
Interest rate payable in cash (as a percent)	6.50%
Fireman Note | From October 1, 2016
Debt
Interest rate payable in cash (as a percent)	7.00%
Revolving Credit Agreement, dated as of September 30, 2013
Components of interest expense
Maximum borrowing capacity	$ 50,000,000
Borrowing outstanding under facility		19,587,000		19,587,000
Available borrowing under facility		11,000,000		11,000,000
Revolving Credit Agreement, dated as of September 30, 2013 | Revolving A-1 Commitment
Components of interest expense
Maximum borrowing capacity	1,000,000
Revolving Credit Agreement, dated as of September 30, 2013 | Swingline loans
Components of interest expense
Maximum borrowing capacity	5,000,000
Revolving Credit Agreement, dated as of September 30, 2013 | Letters of credit
Components of interest expense
Maximum borrowing capacity	$ 1,000,000
Term Loan Credit Agreement, dated as of September 30, 2013
Components of interest expense
Maximum borrowing capacity		60,000,000		60,000,000
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2015		59,123,000		59,123,000
Total		$ 59,123,000		$ 59,123,000